SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening net book value		$ 9,044
Closing net book value		7,380	$ 9,044
Mining Properties [Member]
IfrsStatementLineItems [Line Items]
Cost		41,962	36,400
Accumulated amortization		(36,589)	(21,930)
Opening net book value		5,373	14,470
Additions		380	4,441
Reclassification			2,131
Impairment	[1]		(10,471)
Depletion and amortization		(1,626)	(4,532)
Exchange differences	[2]	127	(666)
Closing net book value		4,254	5,373
Cost		43,554	41,962
Accumulated amortization and impairment		(39,300)	(36,589)
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		21,995	21,272
Accumulated amortization		(19,305)	(12,552)
Opening net book value		2,690	8,720
Additions		6	516
Reclassification		(630)	875
Impairment	[1]		(4,715)
Depletion and amortization		(128)	(2,373)
Exchange differences	[2]	56	(333)
Closing net book value		1,994	2,690
Cost		21,192	21,995
Accumulated amortization and impairment		(19,198)	(19,305)
Processing Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		6,367	6,075
Accumulated amortization		(5,942)	(5,079)
Opening net book value		425	996
Additions		45	263
Reclassification		744	196
Impairment	[1]		(738)
Depletion and amortization		(503)	(275)
Exchange differences	[2]	22	(17)
Closing net book value		733	425
Cost		8,879	6,367
Accumulated amortization and impairment		(8,146)	(5,942)
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost			522
Accumulated amortization
Opening net book value			522
Additions			2,711
Reclassification			(3,202)
Impairment	[1]
Depletion and amortization
Exchange differences	[2]		(31)
Closing net book value
Cost
Accumulated amortization and impairment
Corporate And Right of Use Assets [Member]
IfrsStatementLineItems [Line Items]
Cost		1,935	1,944
Accumulated amortization		(1,379)	(822)
Opening net book value		556	1,122
Additions			30
Reclassification		(114)
Impairment	[1]		(231)
Depletion and amortization		(54)	(348)
Exchange differences	[2]	11	(17)
Closing net book value		399	556
Cost		1,161	1,935
Accumulated amortization and impairment		(762)	(1,379)
Total [Member]
IfrsStatementLineItems [Line Items]
Cost		72,259	66,213
Accumulated amortization		(63,215)	(40,383)
Opening net book value		9,044	25,830
Additions		431	7,961
Reclassification
Impairment	[1]		(16,155)
Depletion and amortization		(2,311)	(7,528)
Exchange differences	[2]	216	(1,064)
Closing net book value		7,380	9,044
Cost		74,786	72,259
Accumulated amortization and impairment		$ (67,406)	$ (63,215)

[1]	On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Based on the recent drilling results and consideration of current and expected economic factors, the Company expects to wind down operations at Platosa during Q3 2022.
[2]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.